Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,425	£ 2,055	£ 2,515
– adjustments in respect of prior periods	18	(60)	(11)
Deferred tax	(317)	8	(374)
– deferred tax relating to origination and reversal of temporary differences	(184)	55	(304)
– deferred tax relating to changes in tax rates	(133)	(47)	(70)
Taxation on ordinary activities	2,108	2,063	2,141
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	38	8	60
– current year tax expense	38	41	66
– adjustments in respect of prior periods		(33)	(6)
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,387	2,047	2,455
– current year tax expense	2,369	2,074	2,460
– adjustments in respect of prior periods	£ 18	£ (27)	£ (5)